26. Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Tables Abstract
Analysis of deferred tax assets and liabilities
	12.31.17	Result from exposure to inflation	Charged to profit and loss	Charged to other comprehensive income	12.31.18
Deferred tax assets
Inventories	13,454	(9,064)	(4,390)	-	-
Trade receivables and other receivables	481,066	(371,025)	335,061	-	445,102
Trade payables and other payables	424,670	757,645	772,447	-	1,954,762
Salaries and social security taxes payable	(95,813)	130,428	14,824	-	49,439
Benefit plans	219,113	(128,800)	13,980	1,691	105,984
Tax liabilities	55,897	(43,540)	3,274	-	15,631
Provisions	(546,274)	755,078	137,055	-	345,859
Deferred tax asset	605,906	1,036,929	1,272,251	1,691	2,916,777

Deferred tax liabilities:
Property, plant and equipment	(7,466,457)	903,151	(4,184,856)	-	(10,748,162)
Financial assets at fair value through profit or loss	(386,145)	374,867	(201,199)	-	(212,477)
Borrowings	(43,454)	37,986	1,022	-	(4,446)
Deferred tax liability	(7,896,056)	1,316,004	(4,385,033)	-	(10,965,085)

Net deferred tax (liabilities) assets	(7,290,150)	2,352,933	(3,112,782)	1,691	(8,048,308)

	12.31.16	Result from exposure to inflation	Charged to profit and loss	Charged to other comprehensive income	12.31.17
Deferred tax assets
Tax loss carryforward	6,160	(1,988)	49,620	-	53,792
Inventories	7,520	(2,427)	8,361	-	13,454
Trade receivables and other receivables	204,972	(66,156)	342,250	-	481,066
Trade payables and other payables	1,659,011	(535,455)	(698,886)	-	424,670
Salaries and social security taxes payable	36,176	(11,676)	(120,313)	-	(95,813)
Benefit plans	154,759	(49,949)	121,519	(7,216)	219,113
Tax liabilities	23,232	(7,498)	40,163	-	55,897
Provisions	221,846	(71,602)	(696,518)	-	(546,274)
Deferred tax asset	2,313,676	(746,751)	(953,803)	(7,216)	605,906

Deferred tax liabilities:
Property, plant and equipment	(9,779,890)	3,027,954	(714,521)	-	(7,466,457)
Financial assets at fair value through profit or loss	(59,581)	19,230	(345,794)	-	(386,145)
Borrowings	(12,424)	4,010	(35,040)	-	(43,454)
Deferred tax liability	(9,851,895)	3,051,194	(1,095,355)	-	(7,896,056)

Net deferred tax (liabilities) assets	(7,538,219)	2,304,443	(2,049,158)	(7,216)	(7,290,150)

	12.31.18	12.31.17
Deferred tax assets:
To be recover in less than 12 moths	2,310,153	669,450
To be recover in more than 12 moths	606,624	1,756,314
Deferred tax asset	2,916,777	2,425,764

Deferred tax liabilities:
To be recover in less than 12 moths	(1,966,173)	(2,740,288)
To be recover in more than 12 moths	(8,998,912)	(6,975,626)
Deferred tax liability	(10,965,085)	(9,715,914)

Net deferred tax assets (liabilities)	(8,048,308)	(7,290,150)

Income tax expense
	12.31.18	12.31.17	12.31.16
Deferred tax	(759,849)	255,285	342,403
Current tax	(1,114,384)	(760,641)	(484,887)
Difference between provision and tax return	(3,163)	(4,700)	(4,786)
Income tax expense	(1,877,396)	(510,056)	(147,270)

	12.31.18	12.31.17	12.31.16
Profit for the year before taxes	6,174,862	5,590,691	388,041
Applicable tax rate	30%	35%	35%
Loss for the year at the tax rate	(1,852,459)	(1,956,742)	(135,814)
Gain (Loss) from interest in joint ventures	560	(6)	(3)
Non-taxable income	220,769	115,661	138,040
Gain on net monetary position and others	(1,007,010)	902,631	(144,707)
Difference between provision and tax return	(3,163)	(4,700)	(4,786)
Change in the income tax rate (1)	763,907	433,100	-
Income tax expense	(1,877,396)	(510,056)	(147,270)

(1)	Refers to the effect of applying to deferred tax assets and liabilities the changes in income tax rates in accordance with the previously detailed tax reform on the basis of the year in which they are expected to be realized/settled.

Income tax provisions
	12.31.18	12.31.17
Current
Tax payable 2017	1,114,384	760,641
Total Tax payable	1,114,384	760,641
Tax withholdings	(497,058)	(71,550)
Total current	617,326	689,091